Credit Risk - Disclosure of Key Differences between Regulatory EL and IFRS 9 ECL Models (Details) - Credit risk	12 Months Ended
Dec. 31, 2022
Rating philosophy
Disclosure of credit risk exposure [line items]
Metric	Rating philosophy
Rating philosophy | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Mix of point-in-time, through-the-cycle or hybrid
Rating philosophy | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration
Disclosure of credit risk exposure [line items]
Metric	Parameters calibration
Parameters calibration | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Contains regulatory floors and downturn calibration
Parameters calibration | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing
Disclosure of credit risk exposure [line items]
Metric	Calculation timing
Calculation timing | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Considers aggregation of possible default events in the next 12 months
Calculation timing | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)
Disclosure of credit risk exposure [line items]
Metric	Probability of Default (PD)
Description	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Probability of Default (PD) | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	PD in the next 12 months
Probability of Default (PD) | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)
Disclosure of credit risk exposure [line items]
Metric	Loss Given Default (LGD)
Description	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.
Loss Given Default (LGD) | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Lifetime LGD for defaults in the next 12 months
Loss Given Default (LGD) | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Modelled without regulatory floors and exclusion of indirect costs
Exposure at default (EAD)
Disclosure of credit risk exposure [line items]
Metric	Exposure at Default (EAD)
Description	The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.
Exposure at default (EAD) | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Exposure at the point of default if the customer defaults in the next 12 months
Exposure at default (EAD) | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Recognises ability for exposure to reduce from balance sheet date to default date
SICR
Disclosure of credit risk exposure [line items]
Metric	SICR
SICR | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	Does not include SICR concept
SICR | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	Includes SICR concept
Discounting applied
Disclosure of credit risk exposure [line items]
Metric	Discounting applied
Discounting applied | Basel advanced IRB EL
Disclosure of credit risk exposure [line items]
Description	At weighted average cost of capital to the default date
Discounting applied | IFRS 9 ECL
Disclosure of credit risk exposure [line items]
Description	At the effective interest rate (EIR) to the balance sheet date